Description of Business	9 Months Ended
Sep. 30, 2023
Description of Business
Description of Business

1. Description of Business

Organization and Business

Ainos, Inc. (the “Company”), incorporated in the State of Texas, is a diversified healthcare company focused on the development of novel point-of-care testing (the “POCT”), therapeutics based on very low-dose interferon alpha (the “VELDONA”), and synthetic RNA-driven preventative medicine. The Company’s products include VELDONA clinical-stage human therapeutics, VELDONA Pet cytoprotein supplements, and telehealth-friendly POCTs powered by its AI Nose technology platform.

The Company’s POCT platforms aim to provide connected, rapid and convenient testing of a broad range of health conditions. Building on its extensive research and development on VELDONA, the Company is focused on commercializing a suite of VELDONA-based products including VELDONA Pet cytoprotein supplements and human related VELDONA therapeutics.

In 2021 and 2022, the Company acquired intellectual property from controlling shareholder, Ainos Inc., a Cayman Islands corporation (“Ainos KY”), and continues to expand its product portfolio into POCTs.  Pivoting from the sales of COVID-19 POCT, the Company is commercializing POCTs that detect volatile organic compounds (the “VOC”) emitted by the body, powered by the Company’s AI Nose technology platform. The Company’s lead VOC POCT candidate, Ainos Flora, aims to quickly and easily test female vaginal health and certain common sexually transmitted infections (the “STIs”).

Underwritten Public Offering

The Company’s registration statement related to its underwritten public offering (the “Offering”) was declared effective on August 8, 2022, and the Company’s common stock and warrants began trading on the Nasdaq Capital Market (the “Nasdaq”) on August 9, 2022 under the trading symbols “AIMD” and “AIMDW”, respectively. The Company completed its underwritten public offering of an aggregated 780,000 units at a public offering price of $4.25 per unit. Each unit issued in the offering consisted of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $4.25.

In connection with the Offering, the Company’s board of directors on April 29, 2022 and its shareholders on May 16, 2022 approved a 1-for-15 reverse stock split (the “Reverse Stock Split”) of the Company’s common stock prior to the effective date of the Offering.  The par value and authorized shares of the Company’s common stock were not adjusted as a result of the Reverse Stock Split. All issued and outstanding common stock, restricted stock units (RSUs), outstanding convertible notes, warrants and options to purchase common stock and per share amounts contained in the financial statements have been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented.

The Company filed a Certificate of Amendment to its Restated Certificate of Formation with the Secretary of State of Texas on August 8, 2022 that effectuated the Reverse Stock Split.